Note 2 - Significant Accounting Policies (Details Textual) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Jan. 31, 2019	Aug. 01, 2017
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Deferred Offering Costs		$ 13,300,000					$ 13,300,000
Preferred stock, outstanding (in shares)	21,815,963	21,118,267	2,342,264	2,342,264		2,450,980
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,815,963	21,118,267		770,171
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 300,000	$ 3,200,000
Common Class A [Member]
Preferred stock, outstanding (in shares)	21,815,963	21,118,267
Over-Allotment Option [Member]
Deferred Offering Costs		$ 8,050,000					$ 8,050,000
Over-Allotment Option [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		34,100,000